UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07354______

_______BlackRock Investment Quality Municipal Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Investment Quality Municipal Trust, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—147.8%
		Alabama—5.9%
AAA	$14,000	Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	$ 15,725,920

		Alaska—2.3%
AAA	6,015	Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	6,208,623

		California—20.5%
A	5,770	California, GO, 5.625%, 5/01/18	05/10 @ 101	6,510,060
BBB	3,495	Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,575,979
		Golden St. Tobacco Sec. Corp., Ser. B,
A-	13,000	5.50%, 6/01/43	06/13 @ 100	13,877,500
A-	6,900	5.625%, 6/01/38	06/13 @ 100	7,430,058
AAA	10,945	Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	3,894,121
AAA	15,460	Los Angeles Cnty. Rev. Asset Leasing Corp. Proj., 5.95%, 12/01/07, AMBAC	No Opt. Call	17,009,092
		San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	795	5.90%, 9/01/28	09/10 @ 102	808,539
NR	1,485	5.95%, 9/01/35	09/10 @ 102	1,511,166

				54,616,515

		Colorado—0.9%
AAA	2,250 [3]	E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05	N/A	2,379,690

		Connecticut—1.2%
BBB-	3,000	Mashantucket Western Pequot Tribe, Spec. Rev., Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,103,170

		District of Columbia—1.8%
BBB	4,960	Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,889,965

		Florida—10.4%
NR	2,135	Fishhawk Cmnty. Dev. Dist. II, Spl. Assmt. Rev., Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,204,793
NR	3,700	Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	4,074,662
NR	2,250	Live Oak Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,279,115
BB	4,755	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,131,596
NR	1,015	Pine Islands Cmnty. Dev. Dist., Spl. Assmt., 5.75%, 5/01/35	05/12 @ 101	1,022,308
NR	2,515	Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	2,618,593
NR	10,000	Village Cmnty. Dev. Dist. No. 6, Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,242,600

				27,573,667

		Georgia—9.1%
AAA	5,000	Atlanta Arpt. Passenger Fac., Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	5,193,900
		Atlanta Wtr. & Wstwtr.,
AAA	12,785	5.00%, 11/01/43, FSA	11/14 @ 100	13,273,770
AAA	4,000	5.00%, 11/01/34, FSA	11/14 @ 100	4,201,200
BBB	1,500	Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 6.00%,
		9/01/33	09/14 @ 101	1,610,475

				24,279,345

		Hawaii—1.1%
AAA	2,500	Hawaii Dept. of Budget & Fin., Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	2,807,800

		Illinois—15.1%
NR	1,920	Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,959,629
		Chicago Brd. of Ed., Sch. Reform, AMBAC,
AAA	8,960 [3]	5.75%, 12/01/07	N/A	9,930,010
AAA	1,040	5.75%, 12/01/27	12/07 @ 102	1,142,336
AAA	5,000	Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,672,650
		Illinois Edl. Fac. Auth., FGIC,
AAA	4,000	5.45%, 7/01/14	03/05 @ 101	4,040,840
AAA	5,000	5.70%, 7/01/13	03/05 @ 101	5,057,200
AA+	5,800	Illinois Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,112,098
		Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	875	Ser. A, 5.125%, 6/01/35	06/14 @ 100	870,266
Baa3	700	Ser. B, 5.375%, 6/01/35	06/14 @ 100	690,151
AAA	3,540	O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,685,494

				40,160,674

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Kentucky—2.4%
AAA	$15,715		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon,
			10/01/23, MBIA	No Opt. Call	$ 6,449,436

			Louisiana—2.0%
AAA	4,640		New Orleans, GO, 5.875%, 11/01/29, FSA	11/09 @ 100	5,219,026

			Maryland—0.7%
Baa1	1,740		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,828,201

			Michigan—1.6%
BB+	4,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	4,159,560

			Missouri—1.6%
			Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys.,
BBB-	2,000		5.25%, 12/01/14	12/08 @ 102	2,008,820
BBB-	2,500		5.25%, 12/01/26	12/08 @ 102	2,318,675

					4,327,495

			Multi-State—4.7%
Baa1	7,000	[5]	Charter Mac Equity Issuer Trust, Ser. B, Zero Coupon, 11/30/50	11/10 @ 100	7,981,260
Baa1	4,000	[5]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,655,400

					12,636,660

			Nevada—0.4%
NR	950		Director of the St. of Nevada Dept. of Business & Ind., Las Ventanas Retirement
			Proj., Ser. A, 7.00%, 11/15/34	11/14 @ 100	951,482

			New Jersey—6.7%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., GO, Ser. B, 5.70%,
			1/01/22, FSA	01/10 @ 100	2,237,080
BBB	7,000		New Jersey Econ. Dev. Auth., Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	7,422,660
AAA	7,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A	8,056,020

					17,715,760

			New Mexico—0.7%
AAA	1,945		Farmington PCR, So. California Edison Co. Proj., Ser. A, 5.875%, 6/01/23, MBIA	03/05 @ 101	1,972,794

			New York—12.3%
			New York City, GO,
A+	4,140		Ser. A, 6.00%, 8/01/05	No Opt. Call	4,221,061
A	4,805	[4]	Ser. E, 6.50%, 2/15/06	ETM	5,014,883
A+	2,195	[6]	Ser. E, 6.50%, 2/15/06	No Opt. Call	2,291,119
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	4,000		6.00%, 1/01/08	03/05 @ 101	4,052,040
A-	1,000		6.00%, 1/01/15	03/05 @ 101	1,012,830
			New York City Transl. Fin. Auth., Ser. B,
AAA	8,145	[3]	6.00%, 5/15/10	N/A	9,486,726
AA+	1,855		6.00%, 11/15/21	05/10 @ 101	2,127,054
			New York Dorm. Auth.,
AAA	1,290		Montefiore Hosp. Proj., 5.00%, 8/01/33, FGIC	02/15 @ 100	1,350,978
AAA	2,030		Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/23, MBIA	07/10 @ 101	1,631,288
AAA	1,865		Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/21, MBIA	07/10 @ 101	1,505,857

					32,693,836

			North Carolina—2.1%
AAA	5,000		No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,611,300

			Ohio—3.8%
			Cuyahoga Cnty., Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,967,847
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,685,100
AAA	335		Cuyahoga Cnty. Port Auth., Port Dev. Proj., 6.00%, 3/01/07	ETM	350,916

					10,003,863

			Oklahoma—1.1%
B-	2,900		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,942,079

			Oregon—1.1%
BB+	2,930		Klamath Falls Elec., Klamath Cogen Proj., 5.50%, 1/01/07	No Opt. Call	2,991,090

			Pennsylvania—9.4%
			McKeesport Area Sch. Dist., FGIC,
AAA	870	[4]	Zero Coupon, 10/01/31	ETM	239,493
AAA	2,435		Zero Coupon, 10/01/31	No Opt. Call	642,548
NR	3,000		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.125%, 2/01/28	02/15 @ 100	3,015,900

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Pennsylvania—(continued)
			Pennsylvania Econ. Dev. Fin. Auth., Ser. A,
A3	$ 2,000		Amtrak Proj., 6.25%, 11/01/31	05/11 @ 101	$ 2,105,500
A3	3,100		Amtrak Proj., 6.375%, 11/01/41	05/11 @ 101	3,273,228
B1	8,235		Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09 @ 103	8,677,961
A	2,750		Pennsylvania Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A,
			5.875%, 1/01/15	01/06 @ 101	2,866,545
AAA	4,000		Pennsylvania Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog., 5.50%,
			6/15/20, FGIC	06/06 @ 100	4,160,680

					24,981,855

			Rhode Island—0.8%
AAA	2,000		Rhode Island Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07 @ 102	2,132,100

			South Carolina—3.0%
			So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB	2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,340,922
BBB	4,000		Ser. C, 6.875%, 8/01/27	08/13 @ 100	4,475,760
AAA	1,000		So. Carolina Transp. Infrastructure Bank, Ser. A, 5.00%, 10/01/33, AMBAC	10/13 @ 100	1,043,500

					7,860,182

			Tennessee—5.1%
Baa2	7,800		Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	03/05 @ 102	8,039,850
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,404,577

					13,444,427

			Texas—10.2%
BBB	4,300		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	4,707,038
			Dallas Cnty. Util. & Cap. Reclam. Dist., Ser. A, AMBAC,
AAA	6,085		Zero Coupon, 2/15/19	03/05 @ 44.673	2,747,012
AAA	3,800		Zero Coupon, 2/15/20	03/05 @ 41.926	1,609,262
AAA	6,000		Grapevine, GO, 5.875%, 8/15/24, FGIC	08/10 @ 100	6,814,440
AAA	5,000		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	829,150
Baa3	6,320		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., 5.80%, 11/01/26	11/11 @ 102	6,070,613
AAA	15,000		Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,280,350
AA+	1,000		Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	1,124,870

					27,182,735

			Utah—1.2%
			Intermountain Pwr. Agcy., Pwr. Sply. Rev.,
AAA	1,950	[4]	5.00%, 7/01/13, AMBAC	ETM	1,972,815
A+	1,145	[4]	Ser. B, 5.00%, 7/01/16	ETM	1,153,908

					3,126,723

			Washington—7.3%
			Washington, GO,
Aa1	4,000		Ser. A, 5.375%, 7/01/21	07/06 @ 100	4,097,800
Aa1	1,000		Ser. B, 6.00%, 1/01/25	01/10 @ 100	1,131,140
AAA	13,395		Washington Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06 @ 102	14,233,929

					19,462,869

			Wisconsin—1.3%
BBB+	3,220		Wisconsin Hlth. & Edl. Facs. Auth., Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,565,570

			Total Long-Term Investments (cost $361,971,406)		393,004,412

			SHORT-TERM INVESTMENTS—7.1%
			Maryland—3.0%
A1+	8,000	[7]	Maryland Hlth. & Higher Edl. Facs. Auth., Pooled Ln. Prog. Proj., Ser. D,
			1.84%, 2/03/05, FRWD	N/A	8,000,000

			New York—1.2%
A1+	3,100	[7]	New York City Transl. Fin. Auth., Ser. A-1, 1.83%, 2/02/05, FRWD	N/A	3,100,000

			Puerto Rico—0.1%
A-1	400	[7]	Puerto Rico Gov't. Dev. Bank, 1.75%, 2/03/05, MBIA, FRWD	N/A	400,000

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Shares		Option Call
(000)	Description	Provisions[2]	Value

	Money Market Fund—2.8%
7,500	AIM Tax Free Investment Co. Cash Reserve Portfolio		$ 7,500,000

	Total Short-Term Investments (cost $19,000,000)		19,000,000

	Total Investments—154.9% (cost $380,971,406)		412,004,412
	Other assets in excess of liabilities—0.2%		548,591
	Preferred shares at redemption value, including dividends payable—(55.1)%		(146,592,411)

	Net Assets Applicable to Common Shareholders—100%		$ 265,960,592

[1]		Using the higher of Standard &Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]		Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
	[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]		This security is collaterized by U.S. Treasury obligations.
[5]		Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 4.7% of its net assets, with a current market value of $12,636,660, in securities restricted as to resale.
[6]		Entire or partial principal amount pledged as collateral for financial futures contracts.
[7]		For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of January 31, 2005.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Co.	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Investment Quality Municipal Trust, Inc.___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005